Income Taxes (Components of Income Tax Expense) (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Federal:
Current					$ 24.9	$ (23.2)	$ (15.2)
Deferred					(7.8)	(4.2)	24.6
State:
Current					5.6	3.0	0.2
Deferred					(1.4)	(6.6)	9.2
Foreign:
Current					3.9	2.3	4.5
Deferred					(1.9)	(2.8)	2.7
Total income tax expense (benefit)	$ 3.1	$ 10.4	$ (7.7)	$ 1.3	$ 23.3	$ (31.5)	$ 26.0